Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Carrying value of property leased or held for lease to others (in thousands)
Construction aggregates property	$35,294
Commercial property	440,083
475,377
less accumulated depreciation and depletion	93,581
$381,796